Shareholders' equity - Subscribed and paid-in capital (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Number of Shares, held in treasury	(324,507)	(324,507)
Number of Shares, outstanding	393,446,466	393,446,466	393,446,466	393,770,973	392,156,377
Contributed Capital	$ 15,435	$ 303,394	$ 303,394	$ 303,644
Contributed capital, held in treasury | $		$ (34,234)
Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding	344,004,973	344,004,973		350,234,000
Contributed Capital | $		$ 265,269		$ 270,071
Series BB Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding	49,766,000	49,766,000		49,766,000
Contributed Capital | $		$ 38,375		$ 38,375
Treasury Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, held in treasury	(324,507)	(324,507)		(6,229,027)
Contributed capital, held in treasury | $		$ (250)		$ (4,802)